Information about the main subsidiaries (Tables)	12 Months Ended
Jun. 30, 2024
Information about the main subsidiaries
Schedule of information about principal subsidiaries
	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	Year ended June 30, 2024
Subsidiaries with direct participation of Cresud
IRSA	44.60%	227,724	2,014,041	274,913	814,415	1,152,437	513,987
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	194,573	529,298	91,226	179,420	453,225	293,599

	Year ended June 30, 2023
Subsidiaries with direct participation of Cresud
IRSA	43.07%	260,910	2,382,939	264,792	940,213	1,438,844	619,710
Subsidiaries with indirect participation of Cresud
Brasilagro	62.12%	278,781	576,647	130,767	180,415	544,246	338,086
	Revenues	Net income	Total comprehensive loss	Total comprehensive income/ (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net decrease in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2024
Subsidiaries with direct participation of Cresud
IRSA	328,546	(33,803)	(3,816)	(4,677)	103,505	83,250	(190,938)	(4,183)	(98,282)
Subsidiaries with indirect participation of Cresud
Brasilagro	161,810	42,318	(33,092)	(20,557)	8,947	976	(51,327)	(41,404)	-

	Year ended June 30, 2023
Subsidiaries with direct participation of Cresud
IRSA	331,721	226,586	(4,776)	2,761	135,586	98,240	(301,401)	(67,575)	(55,651)
Subsidiaries with indirect participation of Cresud
Brasilagro	171,951	38,751	73,689	44,539	16,838	22,930	(47,574)	(7,806)	-